SEGMENT REPORTING - Reconciliation of Net Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Total gross profit	$ 59,911,074	$ 38,828,883
Sales and marketing	(4,905,747)	(2,596,140)
General, administrative and other (including stock-based compensation)	(26,482,571)	(1,426,865)
Depreciation and amortization expense	(3,409,928)	(4,282)
Other (expense) income	(146,443)	(347,013)
Loss on change in fair value of warrant liability	(4,204,360)	0
Interest expense	(9,866,821)	(42,798)
Interest income	594,764	1,474
Gain (Loss) on change in fair value of debt	(2,356,058)	(90,719)
Unrealized (loss) gain on investments	1,369,112	(1,045,623)
Provision for income taxes	(1,468,535)	(889,943)
Less: Net gain (loss) attributable to non-controlling interests	482,139	(704,699)
NET INCOME ATTRIBUTABLE TO COMMON STOCKHOLDERS	9,516,626	31,682,275
Portfolio servicing
Segment Reporting Information [Line Items]
Total gross profit	278,115	300,235
Active management
Segment Reporting Information [Line Items]
Total gross profit	59,020,991	38,528,648
Originations
Segment Reporting Information [Line Items]
Total gross profit	$ 611,968	$ 0